Average Annual Total Returns - LVIP SSGA Moderate Structured Allocation Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) 1 year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) 5 years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) 10 years	Moderate Structured Allocation Composite (reflects no deductions for fees, expenses or taxes) 1 year		Moderate Structured Allocation Composite (reflects no deductions for fees, expenses or taxes) 5 years		Moderate Structured Allocation Composite (reflects no deductions for fees, expenses or taxes) 10 years
Total	9.86%	8.02%	6.57%	9.59%	7.75%	6.30%	7.51%	4.44%	3.84%	13.86%	[1]	9.50%	[1]	7.72%	[1]

[1]	The Moderate Structured Allocation Composite, an index compiled by the Fund's Adviser, is constructed as follows: 30% Bloomberg Barclays U.S. Aggregate Bond Index, 24% S&P 500® Index, 20% MSCI EAFE® NR Index, 10% Bloomberg Barclays U.S. TIPS Index, 6% S&P MidCap 400® Index, 6% MSCI Emerging Markets NR Index, and 4% Russell 2000® Index. The Moderate Structured Allocation Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests.